FAIR VALUE MEASUREMENTS: Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500		$ 7,500	$ 7,500
Cost Basis | Level 2
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500		7,500		7,500
Jefferson County Alabama Sewer Revenue Refunding Warrants | Auction rate security | Level 3
Fair value on a recurring basis
Other-than-temporary pre-tax impairment on investment		5,140
Net gain of investment	2,430
Jefferson County Alabama Sewer Revenue Refunding Warrants | AAA rating | Auction rate security
Fair value on a recurring basis
Sale value of investment			10,840
Jefferson County Alabama Sewer Revenue Refunding Warrants | AAA rating | Auction rate security | Level 3
Fair value on a recurring basis
Purchase cost of investment		13,550
Carrying value of investment		8,410
Level 3 reconciliation
Balance at the end of the period		$ 8,410